Cash and restricted cash - Reconciliation (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash at banks	¥ 787,639	$ 108,383	¥ 571,760
Restricted cash	159	22	27,126
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	¥ 787,798	$ 108,405	¥ 598,886	$ 82,409	¥ 927,782	¥ 901,429